Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 82,105	$ 164,107
Restricted cash and cash equivalents	298,404	164,935
Rent receivables	3,186	995
Investment in unconsolidated subsidiaries	15,141	9,655
Flight equipment held for operating leases, net	2,762,289	1,613,458
Deferred tax asset, net	5,329	3,046
Fair market value of derivative assets	4,023	2,226
Other assets, net	28,021	19,802
Total assets	3,198,498	1,978,224
Liabilities
Accounts payable and accrued liabilities	10,429	5,190
Rentals received in advance	15,297	9,868
Payable to related parties	4,863	1,539
Security deposits	50,672	31,682
Maintenance payment liability	231,793	135,019
Secured borrowings, net	2,326,110	1,224,109
Fair market value of derivative liabilities	98,487	82,436
Other liabilities	17,814	13,477
Total liabilities	2,755,465	1,503,320
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 25,685,527 and 26,707,501 shares issued and outstanding at December 31, 2011 and 2010, respectively	26	27
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding
Additional paid-in capital	455,186	463,559
Retained earnings	57,982	77,984
Accumulated other comprehensive loss, net	(70,161)	(66,666)
Total shareholders' equity	443,033	474,904
Total liabilities and shareholders' equity	$ 3,198,498	$ 1,978,224